Income tax - Summary of Tax Rate for the Effective Tax Reconciliation Is Taken from the Company's Domestic Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Domestic tax rate	0.00%	0.00%